Accounting Policy Not Previously Disclosed in the 2024 Annual Financial Statements	6 Months Ended
Jun. 30, 2025
Summary of material accounting policies
Accounting Policy Not Previously Disclosed in the 2024 Annual Financial Statements

3. Accounting Policy Not Previously Disclosed in the 2024 Annual Financial Statements

Derivative instruments and hedge accounting

During the three and six months ended June 30, 2025, the Company applied IFRS 9 Financial Instruments (“IFRS 9”) hedge accounting policies. Under IFRS 9, the Company applies hedge accounting to qualifying hedging relationships to better reflect the economic effects of its risk management activities.

Derivative instruments are recorded at fair value on the balance sheet, with the classification based on contractual maturity. Derivative instruments are classified as hedges of fair value of recognized assets or liabilities or firm commitments (“fair value hedges’’), hedges of highly probable forecasted transactions (“cash flow hedges’’) or non-hedge derivatives. Derivatives designated as either a fair value or cash flow hedge that are expected to be highly effective in achieving offsetting changes in fair value or cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the reporting periods for which they were designated. Derivative assets and derivative liabilities are shown separately in the balance sheet unless there is a legal right to offset and intent to settle on a net basis.

Cash flow hedges

Derivatives designated as a cash flow hedge that are expected to be highly effective in achieving offsetting changes in cash flow are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated. The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income (“OCI”). The gain or loss relating to the ineffective portion is recognized in the Net earnings (loss). Amounts accumulated in OCI are transferred to the Net earnings (loss) in the period when the forecasted transaction impacts earnings. When the forecasted transaction that is hedged results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously deferred in equity are transferred from equity and included in the measurement of the initial carrying amount of the asset or liability. When a derivative designated as a cash flow hedge expires or is sold and the forecast transaction is still expected to occur, any cumulative gain or loss relating to the derivative that is recorded in OCI at that time remains in OCI and is recognized in the Net earnings (loss) when the forecasted transaction occurs. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was recorded in OCI is immediately transferred to Net earnings (loss).